Investment Advisors 550 Cochituate Road, Suite 25 Framingham, MA 01701 Phone: (508) 655.7948 Fax: (508) 655.9301 O.Medrano@simplecapital.com

January 31, 2011

Dominic Minore

Attorney

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE Mail Stop 4720
Washington, DC 20549

Re:

Simple Capital Trust (the “Trust”) Registration Statement on Form N-1A

File Numbers 333-142326; 811-22054

Dear Mr. Minore:

We have received your comments regarding Post-Effective Amendment No. 3 to the Registration Statement of Simple Capital Trust. We have made substantially all the changes you suggested during our conference call. I think you will notice those changes in the body of the submission. For example, we have used the gross fees as the total operating expenses of the Fund and in the Fee example. We have also made disclosures regarding the fact that shareholders would be responsible for paying operating expenses in the event the adviser cannot honor its contractual commitment to reimburse the fund for expenses over 1.40% of assets. Going forward, we plan to reimburse the Fund monthly for estimated expenses above the 1.40% limitation agreement.

We are respectfully requesting expedited approval of the registration statement.

Thank you for your attention and kind assistance with this filing. Please contact me with any questions at (508) 655-7948 or (617) 519-0604.

Truly yours,

/S/ Oriosto Medrano Santana

Oriosto Medrano Santana